Loss Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Net loss	$ (3,639,979)	$ (393,761)	$ (375,184)
Less: Cumulative dividends on Series A Preferred Shares	(140,246)	0	0
Net loss attributable to common shareholders, basic	$ (3,780,225)	$ (393,761)	$ (375,184)
Weighted average number of shares outstanding, basic and diluted	4,775,272	4,775,272	4,775,272
Loss per share, basic and diluted	$ (0.79)	$ (0.08)	$ (0.08)